UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21417

NFJ Dividend, Interest & Premium Strategy Fund

(Registrant Name)

1345 Avenue of the Americas New York, New York	10105

(Address of Principal Executive Offices)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	January 31, 2011

Date of Reporting Period:	October 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2010 (unaudited)

Shares (000s)		Value*

COMMON STOCK—73.7%
	Aerospace & Defense—2.3%
387	Lockheed Martin Corp.	$27,582,101
200	Northrop Grumman Corp.	12,642,000

		40,224,101

	Beverages—1.0%
300	Coca-Cola Co.	18,396,000

	Capital Markets—1.8%
200	Goldman Sachs Group, Inc.	32,190,000

	Chemicals—0.8%
135	Lubrizol Corp.	13,836,150

	Commercial Banks—1.3%
918	Wells Fargo & Co.	23,931,008

	Commercial Services & Supplies—2.0%
1,500	RR Donnelley & Sons Co. (a)	27,675,000
200	Waste Management, Inc.	7,144,000

		34,819,000

	Communications Equipment—0.5%
200	Harris Corp.	9,038,000

	Diversified Financial Services—0.5%
236	JP Morgan Chase & Co.	8,880,191

	Diversified Telecommunication Services—6.9%
750	AT&T, Inc. (a)	21,375,000
150	CenturyLink, Inc.	6,207,000
950	Verizon Communications, Inc. (a)	30,846,500
5,000	Windstream Corp. (a)	63,300,000

		121,728,500

	Electric Utilities—1.9%
600	Edison International (a)	22,140,000
152	Entergy Corp.	11,310,226

		33,450,226

	Energy Equipment & Services—4.3%
750	Diamond Offshore Drilling, Inc. (a)	49,620,000
810	Halliburton Co.	25,806,600

		75,426,600

	Food & Staples Retailing—0.4%
600	SUPERVALU, Inc.	6,474,000

	Food Products—1.2%
633	Kraft Foods, Inc. —Cl. A (a)	20,439,818

	Health Care Equipment & Supplies—1.9%
519	Baxter International, Inc. (a)	26,391,650
200	Medtronic, Inc. (a)	7,042,000

		33,433,650

	Household Durables—0.7%
200	Stanley Black & Decker, Inc.	12,394,000

	Household Products—1.2%
350	Kimberly-Clark Corp.	22,169,000

	Industrial Conglomerates—1.8%
2,032	General Electric Co. (a)	32,548,106

	Insurance—5.5%
800	Allstate Corp. (a)	24,392,000
1,104	Lincoln National Corp. (a)	27,016,128
480	MetLife, Inc.	19,356,827
490	Travelers Cos, Inc. (a)	27,048,000

		97,812,955

	IT Services—0.6%
75	International Business Machines Corp.	10,770,000

	Media—1.6%
1,501	CBS Corp. —Cl. B	25,405,158
100	McGraw-Hill Cos, Inc.	3,765,000

		29,170,158

	Metals & Mining—1.4%
260	Freeport-McMoRan Copper & Gold, Inc. (a)	24,616,800

	Multi-Utilities—1.6%
950	Ameren Corp. (a)	27,531,000

	Office Electronics—1.4%
2,125	Xerox Corp. (a)	24,862,500

	Oil, Gas & Consumable Fuels—14.0%
350	Cenovus Energy, Inc.	9,737,000
1,210	Chesapeake Energy Corp. (a)	26,261,340
307	Chevron Corp. (a)	25,386,053
867	ConocoPhillips (a)	51,493,860
400	EnCana Corp.	11,288,000
900	Marathon Oil Corp. (a)	32,013,000
550	Royal Dutch Shell PLC —Cl. A - ADR (a)	35,711,500
1,025	Total SA - ADR (a)	55,842,000

		247,732,753

	Pharmaceuticals—7.9%
1,200	GlaxoSmithKline PLC - ADR (a)	46,848,000
569	Johnson & Johnson	36,203,908
141	Merck & Co., Inc.	5,127,235
3,000	Pfizer, Inc. (a)	52,200,000

		140,379,143

	Real Estate Investment Trust—0.4%
400	Annaly Capital Management, Inc.	7,084,000

	Semiconductors & Semiconductor Equipment—3.2%
2,790	Intel Corp. (a)	55,995,300

	Textiles, Apparel & Luxury Goods—0.5%
100	VF Corp.	8,324,000

	Thrifts & Mortgage Finance—2.3%
2,000	Hudson City Bancorp, Inc. (a)	23,300,000
1,000	New York Community Bancorp, Inc. (a)	16,930,000

		40,230,000

	Tobacco—2.8%
780	Altria Group, Inc. (a)	19,832,684
450	Reynolds American, Inc. (a)	29,205,000

		49,037,684

	Total Common Stock (cost-$1,502,292,345)	1,302,924,643

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2010 (unaudited)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE PREFERRED STOCK— 12.7%
	Airlines—0.3%
123	Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	$5,089,975

	Banks—0.4%
147	Barclays Bank PLC, 10.00%, 3/15/11 (Teva Pharmaceuticals Industries Ltd.) (b)	A1/A+	7,348,865

	Capital Markets—0.2%
	Lehman Brothers Holdings, Inc. (b)(c)(d),
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	2,028,488
98	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	1,331,778

			3,360,266

	Commercial Banks—0.9%
74	Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (e)	Ba1/BB	9,971,830
6	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	Ba1/A-	5,500,000

			15,471,830

	Commercial Services & Supplies—0.7%
187	Avery Dennison Corp., 7.875%, 11/15/10	NR/BB+	6,677,592
161	United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	5,761,470

			12,439,062

	Consumer Finance—0.5%
16	SLM Corp., 7.25%, 12/15/10	Ba3/BB-	9,675,900

	Diversified Financial Services—4.3%
119	AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	5,610,850
	Bank of America Corp.,
10	7.25%, 1/30/13, Ser. L (e)	Ba3/BB	8,996,500
189	10.00%, 2/3/11 Ser. GILD (Gilead Sciences Inc.) (b)	A2/A	7,024,387
134	10.00%, 2/24/11, Ser. SLB (Schlumberger Ltd.) (b)	A2/A	8,446,694
74	Citigroup, Inc., 7.50%, 12/15/12	NR/NR	9,143,813
	Credit Suisse Securities USA LLC,
340	8.00%, 9/20/11 (Bristol-Myers Squibb) (b)	Aa2/A	9,035,500
879	10.00%, 1/22/11 (Ford Motor Co.) (b)	Aa2/A	10,271,115
	JP Morgan Chase & Co.
577	10.00%, 1/14/11 (EMC Corp.) (b)	Aa3/A+	10,379,610
518	10.00%, 1/20/11 (Symantec Corp.) (b)	Aa3/A+	7,846,683

			76,755,152

	Electric Utilities—0.4%
	NextEra Energy, Inc.,
50	7.00%, 9/1/13	NR/NR	2,530,750
88	8.375%, 6/1/12	NR/NR	4,587,550

			7,118,300

	Food Products—1.0%
157	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	6,805,637
	Bunge Ltd.,
96	4.875%, 12/1/11 (e)	Ba1/BB	8,719,675
4	5.125%, 12/1/10	NR/BB	2,356,000

			17,881,312

	Household Durables—0.2%
98	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	4,111,800

	Insurance—1.0%
460	American International Group, Inc., 8.50%, 2/15/11	Ba2/NR	3,383,572
66	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	5,249,640
274	XL Group Ltd., 10.75%, 8/15/11	Baa2/BBB-	8,176,564

			16,809,776

	Multi-Utilities—0.7%
244	AES Trust III, 6.75%, 10/15/29	B3/B	11,829,086

	Oil, Gas & Consumable Fuels—1.0%
100	Apache Corp., 6.00%, 8/1/13	NR/NR	5,820,000
45	ATP Oil & Gas Corp., 8.00%, 10/1/14 (e)(f)(g)	NR/NR	3,427,600
115	Chesapeake Energy Corp., 5.00%, 11/15/10 (e)	NR/B	9,239,106

			18,486,706

	Real Estate Investment Trust—1.1%
177	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (e)	NR/NR	4,305,080
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A (e)(h)	Caa3/C	14,379,288

			18,684,368

	Total Convertible Preferred Stock (cost-$261,431,224)		225,062,398

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2010 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value*

CONVERTIBLE BONDS & NOTES — 12.3%
	Building Products—0.0%
$875	Griffon Corp., 4.00%, 1/15/17 (f)(g)	NR/NR	$915,469

	Communications Equipment—0.0%
300	Finisar Corp., 5.00%, 10/15/29	NR/NR	540,750

	Computer & Peripherals—0.4%
6,500	SanDisk Corp., 1.50%, 8/15/17	NR/BB-	6,353,750

	Construction & Engineering—0.0%
635	MasTec, Inc., 4.00%, 6/15/14	NR/B+	707,231

	Diversified Consumer Services—0.3%
3,435	Coinstar, Inc., 4.00%, 9/1/14	NR/BB+	5,573,288

	Diversified Telecommunication Services—0.4%
6,495	tw telecom, Inc., 2.375%, 4/1/26	B3/B-	7,599,150

	Electrical Equipment—1.5%
9,780	EnerSys, 3.375%, 6/1/38 (i)	B2/BB	10,171,200
7,510	General Cable Corp., 0.875%, 11/15/13	Ba3/B+	6,890,425
10,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	9,675,000

			26,736,625

	Energy Equipment & Services—0.6%
1,750	Cameron International Corp., 2.50%, 6/15/26	Baa1/BBB+	2,268,438
6,480	Hornbeck Offshore Services, Inc., 1.625%, 11/15/26 (i)	NR/B+	5,765,904
3,500	Newpark Resources, Inc., 4.00%, 10/1/17	NR/CCC+	3,250,625

			11,284,967

	Hotels, Restaurants & Leisure—0.9%
4,495	International Game Technology, 3.25%, 5/1/14	Baa2/BBB	5,023,162
1,402	Mandalay Resort Group, 1.042%, 3/21/33, FRN (c)(d)(e)	Caa1/CCC+	1,513,970
9,955	MGM Mirage, 4.25%, 4/15/15 (f)(g)	Caa1/CCC+	9,569,244

			16,106,376

	Household Durables—0.5%
6,820	Lennar Corp., 2.00%, 12/1/20 (f)(g)	B3/B+	6,419,325
750	Newell Rubbermaid, Inc., 5.50%, 3/15/14	NR/BBB-	1,654,687

			8,074,012

	Insurance—0.1%
2,000	American Equity Investment Life Holding Co., 3.50%, 9/15/15 (f)(g)	NR/NR	2,165,000

	Internet Software & Services—0.2%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	4,357,500

	IT Services—0.4%
6,325	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	6,427,781

	Lodging—0.1%
1,000	Gaylord Entertainment Co., 3.75%, 10/1/14 (f)(g)	NR/NR	1,396,250

	Machinery—0.6%
6,035	AGCO Corp., 1.25%, 12/15/36	NR/BB+	7,407,963
1,790	Titan International, Inc., 5.625%, 1/15/17 (f)(g)	NR/B+	3,076,562

			10,484,525

	Media—0.4%
	Liberty Media LLC,
3,765	3.125%, 3/30/23	B1/BB-	4,245,038
5,160	3.50%, 1/15/31	B1/BB-	2,825,100

			7,070,138

	Metals & Mining—0.8%
1,000	Alcoa, Inc., 5.25%, 3/15/14	Baa3/NR	2,166,250
4,000	Steel Dynamics, Inc., 5.125%, 6/15/14	NR/BB+	4,625,000
4,350	United States Steel Corp., 4.00%, 5/15/14	Ba2/BB	6,639,188

			13,430,438

	Multiline Retail—0.1%
1,375	Saks, Inc., 2.00%, 3/15/24	B3/B+	1,442,031

	Oil & Gas Services—0.1%
1,000	Exterran Holdings, Inc., 4.25%, 6/15/14	NR/BB	1,296,250

	Oil, Gas & Consumable Fuels—0.6%
8,675	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	10,355,781

	Pharmaceuticals—0.5%
4,460	Valeant Pharmaceuticals International, Inc., 5.375%, 8/1/14 (f)(g)	NR/NR	8,769,475

	Real Estate Investment Trust—1.0%
2,950	Boston Properties LP, 3.75%, 5/15/36	NR/A-	3,318,750
4,300	Digital Realty Trust LP, 4.125%, 8/15/26 (f)(g)	NR/NR	8,075,937
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	5,625,000

			17,019,687

	Semiconductors & Semiconductor Equipment—0.6%
2,030	SunPower Corp., 4.75%, 4/15/14	NR/NR	1,862,525
500	Teradyne, Inc., 4.50%, 3/15/14	NR/NR	1,105,000
5,000	Veeco Instruments, Inc., 4.125%, 4/15/12	NR/NR	7,637,500

			10,605,025

	Software—1.4%
2,000	Cadence Design Systems, Inc., 2.625%, 6/1/15 (f)(g)	NR/NR	2,580,000
3,000	Concur Technologies, Inc., 2.50%, 4/15/15 (f)(g)	NR/NR	3,551,250
5,000	Lawson Software, Inc., 2.50%, 4/15/12	NR/NR	5,156,250
7,500	Nuance Communications, Inc., 2.75%, 8/15/27	NR/B-	8,231,250
4,000	Salesforce.com, Inc., 0.75%, 1/15/15 (f)(g)	NR/NR	5,990,000

			25,508,750

	Telecommunications—0.5%
8,000	Ciena Corp., 4.00%, 3/15/15 (f)(g)	NR/NR	8,190,000

	Thrifts & Mortgage Finance—0.3%
4,020	MGIC Investment Corp., 5.00%, 5/1/17	NR/CCC+	4,507,425
1,000	The PMI Group, Inc., 4.50%, 4/15/20	NR/CCC+	861,250

			5,368,675

	Total Convertible Bonds & Notes (cost-$208,305,385)		217,778,924

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2010 (unaudited)

Principal Amount (000s)		Value*

SHORT-TERM INVESTMENT—2.2%
	Time Deposit—2.2%
$38,555	Societe Generale-Paris, 0.03%, 11/1/10 (cost-$38,554,654)	$38,554,654

	Total Investments before call options written (cost-$2,010,583,608)—100.9%	1,784,320,619

Contracts

CALL OPTIONS WRITTEN (h)—(1.1)%
	Morgan Stanley Cyclical Flex Index,
300	strike price $915, expires 11/5/10	(543,567)
400	strike price $960, expires 12/10/10	(443,016)
	Morgan Stanley Cyclical Index,
400	strike price $970, expires 12/18/10	(560,000)
400	strike price $980, expires 12/18/10	(436,000)
	NASDAQ 100 Index,
75	strike price $2075, expires 11/20/10	(552,750)
100	strike price $2100, expires 11/20/10	(566,000)
125	strike price $2175, expires 12/18/10	(471,875)
125	strike price $2200, expires 12/18/10	(350,625)
	New York Stock Exchange Arca Mini Oil Flex Index,
14,000	strike price $52.50, expires 11/12/10	(2,749,880)
7,000	strike price $54.50, expires 12/3/10	(933,590)
12,000	strike price $56, expires 12/10/10	(1,026,720)
	New York Stock Exchange Arca Mini Oil Index,
14,000	strike price $52.50, expires 11/20/10	(2,730,000)
	Philadelphia Stock Exchange KBW Bank Flex Index,
5,000	strike price $49.50, expires 12/10/10	(145,400)
4,000	strike price $50, expires 11/5/10	(120)
6,000	strike price $50, expires 11/12/10	(7,320)
4,000	strike price $50.50, expires 11/5/10	(40)
	Philadelphia Stock Exchange KBW Bank Index,
13,000	strike price $50, expires 11/20/10	(162,500)
	Standard & Poor’s 500 Flex Index,
300	strike price $1150, expires 11/5/10	(1,075,452)
300	strike price $1164, expires 11/5/10	(729,888)
300	strike price $1190, expires 12/3/10	(679,920)
300	strike price $1195, expires 12/3/10	(605,451)
300	strike price $1200, expires 12/3/10	(535,995)
	Standard & Poor’s 500 Index,
300	strike price $1165, expires 11/20/10	(948,000)
250	strike price $1175, expires 11/20/10	(630,000)
300	strike price $1190, expires 11/20/10	(505,500)
300	strike price $1205, expires 12/18/10	(615,000)
300	strike price $1210, expires 12/18/10	(553,500)
600	strike price $1215, expires 12/18/10	(987,000)

	Total Call Options Written (premiums received-$16,135,368)	(19,545,109)

	Total Investments net of call options written (cost-$1,994,448,240)—99.8%	1,764,775,510

	Other assets less other liabilities—0.2%	2,954,139

	Net Assets—100.0%	$1,767,729,649

At October 31, 2010 the cost basis of investments for federal income tax is $1,994,449,039. Aggregate gross unrealized appreciation for securities in which there is an excess of value over tax cost is $75,739,052, aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $305,412,581; and net unrealized appreciation for federal income tax purposes is $229,673,529.

The difference between book and tax appreciation is attributable to wash sales and the tax treatment of convertible securities and premium amortization of bonds.

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2010 (unaudited)

Notes to Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘NYSE”) on each day NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(c)	Fair-Valued—Securities with an aggregate value of $4,874,236 representing 0.28% of net assets.
(d)	In default.
(e)	Perpetual maturity. Maturity date shown is the first call date.
(f)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $64,126,112, representing 3.63% of net assets.
(g)

144A Security—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(h)	Non-income producing.
(i)	Step-Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

Glossary:
ADR — American Depositary Receipt
FRN — Floating Rate Notes. The interest rate disclosed reflects the rate in effect on October 31, 2010.
NR — Not Rated
WR — Withdrawn Rating

Other Investments:
Transactions in call options written for the nine months ended October 31, 2010:

	Contracts	Premiums

Options outstanding, January 31, 2010	105,650	$15,703,026
Options written	488,425	78,386,140
Options terminated in closing purchase transactions	(182,777)	(25,858,682)
Options expired	(320,775)	(51,647,628)
Options exercised	(6,048)	(447,488)

Options outstanding, October 31, 2010	84,475	$16,135,368

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
October 31, 2010 (unaudited)

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access
•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible Bonds & Notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at October 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Value at 10/31/10

Investments in Securities - Assets
Common Stock	$1,302,924,643			$1,302,924,643
Convertible Preferred Stock:
Banks	—	$7,348,865	—	7,348,865
Capital Markets	—	—	$3,360,266	3,360,266
Diversified Financial Services	23,751,163	53,003,989	—	76,755,152
All Other	137,598,115	—	—	137,598,115
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	—	14,592,406	1,513,970	16,106,376
All Other	—	201,672,548	—	201,672,548
Short-Term Investment	—	38,554,654	—	38,554,654

Total Investments in Securities - Assets	$1,464,273,921	$315,172,462	$4,874,236	$1,784,320,619

Investments in Securities - Liabilities
Call Options Written, at value:
Market Price	$ (10,068,750)	$ (9,476,359)	—	$ (19,545,109)

Total Investments	$1,454,205,171	$305,696,103	$4,874,236	$1,764,775,510

There were no significant transfers between Levels 1 and 2 during the nine months ended October 31, 2010.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2010, were as follows:

	Beginning Balance 1/31/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3*	Ending Balance 10/31/10

Investments in Securities - Assets
Convertible Preferred Stock:
Capital Markets	$3,360,266	—	—	—	—	$3,360,266
Convertible Bonds & Notes:
Hotels, Restaurants & Leisure	$1,513,970	—	—	—	—	$1,513,970

Total Investments	$4,874,236	—	—	—	—	$4,874,236

There was no change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2010.

* There were no transfers into and out of Level 3 during the nine months ended October 31, 2010.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 28, 2010

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 28, 2010

By: /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 28, 2010